Other financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Other financial instruments

16	Other financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

For derivatives that meet the hedge accounting criteria, the Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)	Derivative financial instruments designated as cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in Accumulated other comprehensive income and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affects the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as Other income and expenses, net.

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within Other income and expenses, net.

Currently, the Company classifies as cash flow hedge only some strategies related to mismatches of quotational periods.

(ii)	Derivative financial instruments designated as fair value hedge

Derivatives that are designated for hedge accounting recognition are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet. Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

Currently, the Company does not have any derivatives designated as fair value hedge.

(iii)	Derivatives financial instruments not designated as hedge accounting

Changes in the fair value of derivative financial instruments not designated as hedge accounting are recognized in the income statement in the line affected by the related transaction.

Currently, the Company does not designate as hedge accounting some strategies related to mismatches of quotational periods, to sales of zinc at a fixed price, and to interest rate risk.

(iv)	Offtake agreement

On January 25, 2022, the Company signed an offtake agreement with an international offtaker (the “Offtaker”) a subsidiary of a BBB rated company, in which it agreed to sell 100% of the copper concentrate to be produced by Aripuanã for a 5-year period starting in February 2023 up to a total of 30,810 tons, at the lower of current spot market prices or a price cap.

The offtake agreement resulted from negotiations with the Offtaker to sell the copper concentrate in lieu of paying future royalties related to the previous acquisition of the Aripuanã project mining rights from the Offtaker. The amount of USD 46,100, representing the fair value of the agreement at its inception date, was recognized as an intangible asset and will be amortized over the life of the mine according to the Units of Production (“UoP”) method.

Additionally, the Company opted to voluntarily and irrevocably designate the entire offtake agreement at fair value through profit and loss within the scope of IFRS 9, rather than separate the value of the embedded derivative associated with the price cap, recognizing a non-cash accumulated gain of USD 24,267 in the income statement for period ended on December 31, 2022. Refer to note 22 for additional information about the offtake agreement accounting treatment.

(a)	Composition

	2022	2021
Derivatives financial instruments
Current assets	7,380	16,292
Non-current assets	63	102
Current liabilities	(9,711)	(22,684)
Non-current liabilities	(307)	(241)
Derivatives financial instruments, net	(2,575)	(6,531)
Offtake agreement measured at FVTPL
Current liabilities	(1,724)	-
Non-current liabilities	(20,109)	-
Offtake agreement measured at FVTPL, net	(21,833)	-

(b)	Derivative financial instruments: Fair value by strategy

			2022		2021
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	209,319	(2,357)	215,809	(9,898)
			(2,357)		(9,898)
Sales of zinc at a fixed price
Zinc forward	ton	8,297	74	8,787	3,433
			74		3,433
Interest rate risk
IPCA vs. CDI	BRL	226,880	(292)	226,880	(66)
			(292)		(66)

			(2,575)		(6,531)

(c)	Derivative financial instruments: Changes in fair value – At the end of each period

Strategy	Inventory	Cost of sales	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	(1,014)	19,394	(2,868)	743	-	(1,329)	7,385
Sales of zinc at a fixed price	-	-	(2,859)	620	-	-	1,120
Interest rate risk – IPCA vs. CDI	-	-	-	-	(83)	-	143
2022	(1,014)	19,394	(5,727)	1,363	(83)	(1,329)	8,648
2021	1,146	(37,963)	9,709	7,486	(5,640)	488	(13,137)

(d)	Offtake agreement measured at FVTPL: Changes in fair value

	2022	2021
Inception date	46,100	-
Changes in fair value	(24,267)	-
Balance at the end of year	21,833	-
Notional (ton)	30,810	-